Innovator International Developed Managed Floor ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 97.6%		Shares	Value
Advertising - 0.1%
Hakuhodo DY Holdings, Inc.		5,000	$37,437

Aerospace/Defense - 3.8%
Airbus SE		750	172,559
BAE Systems PLC		4,270	115,667
IHI Corp.		2,500	57,824
Leonardo SpA		645	43,201
MTU Aero Engines AG		105	46,780
Rheinmetall AG		60	127,162
Rolls-Royce Holdings PLC		10,800	179,474
Saab AB		680	53,257
Safran SA		455	162,929
Thales SA		135	41,115
			999,968

Agriculture - 0.7%
British American Tobacco PLC		2,840	170,541

Airlines - 0.5%
International Consolidated Airlines Group SA		7,395	42,438
Japan Airlines Co. Ltd.		2,000	37,916
Ryanair Holdings PLC		1,545	52,586
			132,940

Apparel - 1.5%
adidas AG		280	49,682
Hermes International SCA		45	108,622
Kering SA		105	32,996
LVMH Moet Hennessy Louis Vuitton SE		320	208,199
			399,499

Auto Manufacturers - 3.0%
Daimler Truck Holding AG		1,145	55,794
Ferrari NV		175	58,460
Honda Motor Co. Ltd.		6,500	65,523
Mercedes-Benz Group AG		1,340	92,125
Stellantis NV		3,975	39,183
Toyota Motor Corp.		14,000	318,009
Volvo AB - Class A		1,355	49,594
Volvo AB - Class B		2,740	100,286
			778,974

Auto Parts & Equipment - 0.8%
Koito Manufacturing Co. Ltd.		3,000	46,976
NGK Insulators Ltd.		2,000	47,828
Niterra Co. Ltd.		1,000	43,764
Stanley Electric Co. Ltd.		2,000	39,479
Sumitomo Electric Industries Ltd.		1,000	43,589
			221,636

Banks - 16.2%
ANZ Group Holdings Ltd.		4,890	125,723
Banca Monte dei Paschi di Siena SpA		3,775	39,224
Banco Bilbao Vizcaya Argentaria SA		7,740	197,510
Banco Santander SA		18,595	238,471
Barclays PLC		22,750	151,785
BAWAG Group AG (a)		295	48,220
BNP Paribas SA		1,375	149,183
Commerzbank AG		990	40,856
Commonwealth Bank of Australia		2,070	216,593
DBS Group Holdings Ltd.		3,000	139,953
Deutsche Bank AG		2,790	110,527
First International Bank Of Israel Ltd.		500	42,745
Fukuoka Financial Group, Inc.		1,500	54,463
HSBC Holdings PLC		21,255	374,915
ING Groep NV		4,050	119,585
Intesa Sanpaolo SpA		22,290	158,203
Kyoto Financial Group, Inc.		2,000	48,321
Lloyds Banking Group PLC		89,040	133,121
Mebuki Financial Group, Inc.		6,500	49,026
Mitsubishi UFJ Financial Group, Inc.		14,500	263,615
Mizuho Financial Group, Inc.		3,500	153,899
National Australia Bank Ltd.		4,350	132,165
NatWest Group PLC		11,825	107,941
Nordea Bank Abp		5,720	111,021
Powszechna Kasa Oszczednosci Bank Polski SA		2,340	61,260
Resona Holdings, Inc.		4,000	46,402
Shizuoka Financial Group, Inc.		3,000	48,969
Societe Generale SA		980	86,041
SpareBank 1 SMN		2,075	41,859
SpareBank 1 Sor-Norge ASA		2,195	44,499
Standard Chartered PLC		2,490	63,623
Sumitomo Mitsui Financial Group, Inc.		5,000	177,363
UBS Group AG		4,060	191,862
UniCredit SpA		1,890	165,149
Westpac Banking Corp.		4,550	123,739
			4,257,831

Beverages - 1.0%
Anheuser-Busch InBev SA/NV		1,475	105,425
Diageo PLC		3,675	84,496
Endeavour Group Ltd./Australia		16,015	41,511
Treasury Wine Estates Ltd.		9,975	37,456
			268,888

Biotechnology - 0.7%
Argenx SE - ADR (b)		75	63,038
CSL Ltd.		675	85,788
Genmab AS (b)		125	40,265
			189,091

Building Materials - 1.2%
Amrize Ltd. (b)		870	45,813
Cie de Saint-Gobain SA		760	75,242
Daikin Industries Ltd.		500	60,239
Heidelberg Materials AG		195	53,658
Kingspan Group PLC		490	42,846
Lixil Corp.		3,500	40,216
			318,014

Chemicals - 1.9%
Air Liquide SA		800	150,315
Croda International PLC		1,025	38,371
DSM-Firmenich AG		600	47,253
Givaudan SA		15	58,204
Novonesis Novozymes B		710	43,626
Shin-Etsu Chemical Co. Ltd.		2,500	83,123
Symrise AG		450	38,041
Tosoh Corp.		3,000	49,028
			507,961

Commercial Services - 1.7%
Adyen NV (a)(b)		40	59,645
Ashtead Group PLC		720	46,308
Atlas Arteria Ltd.		11,755	40,928
Persol Holdings Co. Ltd.		22,500	39,440
Recruit Holdings Co. Ltd.		2,000	105,017
RELX PLC		3,000	106,171
Wolters Kluwer NV		540	50,674
			448,183

Computers - 1.1%
Capgemini SE		280	43,703
Check Point Software Technologies Ltd. (b)		195	35,005
CyberArk Software Ltd. (b)		80	34,466
Fujitsu Ltd.		2,500	69,412
NEC Corp.		2,000	67,548
Nomura Research Institute Ltd.		1,000	30,475
			280,609

Cosmetics/Personal Care - 1.5%
Beiersdorf AG		405	48,398
L'Oreal SA		300	138,119
Unilever PLC		2,986	202,416
			388,933

Distribution/Wholesale - 2.0%
ITOCHU Corp.		10,000	127,771
Marubeni Corp.		2,500	82,896
Mitsubishi Corp.		5,000	132,795
Mitsui & Co. Ltd.		3,500	114,239
Sojitz Corp.		1,500	54,726
			512,427

Diversified Financial Services - 1.0%
Hong Kong Exchanges & Clearing Ltd.		2,000	110,683
Japan Exchange Group, Inc.		3,500	38,276
London Stock Exchange Group PLC		750	83,591
Nordnet AB publ		1,300	42,353
			274,903

Electric - 3.2%
A2A SpA		13,570	41,021
Contact Energy Ltd.		9,060	51,238
EDP SA		11,045	56,724
Enel SpA		12,425	137,586
Enlight Renewable Energy Ltd. (b)		1,005	57,268
Fortum Oyj		1,840	43,593
Iberdrola SA		8,640	194,523
National Grid PLC		8,125	137,641
RWE AG		1,280	81,498
Tokyo Electric Power Co. Holdings, Inc. (b)		6,500	24,477
			825,569

Electrical Components & Equipment - 1.4%
Brother Industries Ltd.		2,000	40,736
Fujikura Ltd.		500	63,432
Prysmian SpA		465	55,568
Schneider Electric SE		725	208,984
			368,720

Electronics - 1.6%
ABB Ltd.		2,380	206,026
Azbil Corp.		4,000	34,928
Hoya Corp.		500	83,852
Murata Manufacturing Co. Ltd.		3,000	60,988
TDK Corp.		3,500	44,947
			430,741

Energy-Alternate Sources - 0.2%
Vestas Wind Systems AS		1,640	50,071

Engineering & Construction - 1.5%
Ackermans & van Haaren NV		145	43,091
Cellnex Telecom SA (a)		1,300	40,241
Infrastrutture Wireless Italiane SpA (a)		4,180	36,997
Keppel Ltd.		7,000	60,292
Shimizu Corp.		2,500	44,381
Taisei Corp.		500	49,883
Vinci SA		825	118,905
			393,790

Entertainment - 0.3%
Genting Singapore Ltd.		64,000	37,069
Oriental Land Co. Ltd.		2,500	43,911
			80,980

Food - 3.6%
AAK AB		1,350	37,821
Aeon Co. Ltd.		3,500	47,987
Ajinomoto Co., Inc.		2,000	45,637
Axfood AB		1,360	46,873
China Mengniu Dairy Co. Ltd.		20,000	41,743
Danone SA		920	72,061
Kesko Oyj - Class B		2,060	52,298
Magnum Ice Cream Co. NV (b)		671	11,944
Nestle SA		3,380	322,308
Nisshin Seifun Group, Inc.		3,500	44,561
Seven & i Holdings Co. Ltd.		3,500	50,165
Strauss Group Ltd.		1,365	51,722
Tesco PLC		10,725	62,578
WH Group Ltd. (a)		37,500	44,080
			931,778

Food Service - 0.3%
Compass Group PLC		2,580	77,429

Forest Products & Paper - 0.1%
Holmen AB - Class B		1,010	38,085

Gas - 0.3%
Hong Kong & China Gas Co. Ltd.		45,000	42,466
Naturgy Energy Group SA		1,225	38,590
			81,056

Hand/Machine Tools - 0.2%
Amada Co. Ltd.		3,500	44,913

Healthcare-Products - 1.7%
Alcon AG		1,035	83,897
Coloplast AS - Class B		410	35,009
Convatec Group PLC (a)		11,775	37,164
EssilorLuxottica SA		385	118,123
FUJIFILM Holdings Corp.		2,000	40,023
Getinge AB - Class B		1,650	36,421
Koninklijke Philips NV		1,830	52,533
Terumo Corp.		3,500	45,775
			448,945

Healthcare-Services - 0.5%
ICON PLC (b)		235	42,359
Lonza Group AG		125	85,221
			127,580

Home Builders - 0.2%
Haseko Corp.		2,500	51,293

Home Furnishings - 0.8%
Panasonic Holdings Corp.		3,500	48,032
Sony Group Corp.		7,500	167,931
			215,963

Household Products/Wares - 0.3%
Reckitt Benckiser Group PLC		1,060	88,613

Insurance - 5.2%
AIA Group Ltd.		15,000	173,534
Allianz SE		575	254,330
AXA SA		2,775	126,869
Dai-ichi Life Holdings, Inc.		6,000	52,606
Medibank Pvt Ltd.		12,130	39,259
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen		210	128,012
Powszechny Zaklad Ubezpieczen SA		2,300	45,579
Prudential PLC		4,840	79,999
Sompo Holdings, Inc.		1,500	51,692
Storebrand ASA		2,385	41,866
Swiss Re AG		440	70,538
Tokio Marine Holdings, Inc.		2,500	92,814
Unipol Assicurazioni SpA		1,695	37,859
Zurich Insurance Group AG		240	171,106
			1,366,063

Internet - 1.0%
CyberAgent, Inc.		4,000	36,316
Prosus NV		1,680	96,843
Rightmove PLC		5,315	36,059
Sea Ltd. - ADR (b)		425	49,508
SEEK Ltd.		2,330	34,229
			252,955

Investment Companies - 0.8%
Investor AB (b)		3,320	128,716
Investor AB - Class A (b)		1,135	43,696
L E Lundbergforetagen AB - Class B		770	46,101
			218,513

Iron/Steel - 0.4%
JFE Holdings, Inc.		3,500	47,329
voestalpine AG		955	45,445
			92,774

Leisure Time - 0.4%
Amadeus IT Group SA		860	57,928
Yamaha Motor Co. Ltd.		5,500	41,484
			99,412

Machinery-Construction & Mining - 2.5%
Hitachi Ltd.		5,500	191,142
Komatsu Ltd.		1,500	57,653
Mitsubishi Electric Corp.		3,000	93,932
Mitsubishi Heavy Industries Ltd.		4,000	117,179
Siemens Energy AG (b)		920	158,207
Weir Group PLC		1,040	46,039
			664,152

Machinery-Diversified - 0.6%
Atlas Copco AB - Class B		3,390	61,330
Ebara Corp.		1,500	45,274
FANUC Corp.		1,500	60,959
			167,563

Metal Fabricate/Hardware - 0.2%
SKF AB - Class B		1,510	39,676

Mining - 2.7%
Anglo American PLC		1,620	75,762
BHP Group Ltd.		6,565	232,577
Glencore PLC		15,780	108,108
Northern Star Resources Ltd.		2,520	51,090
Rio Tinto Ltd.		810	85,996
Rio Tinto PLC		1,650	152,563
			706,096

Miscellaneous Manufacturing - 1.5%
ALS Ltd.		2,725	47,038
Orica Ltd.		2,770	49,910
Siemens AG		1,000	304,908
			401,856

Office-Business Equipment - 0.4%
Canon, Inc.		2,000	60,742
Seiko Epson Corp.		3,500	44,867
			105,609

Oil & Gas - 3.2%
Aker BP ASA		1,480	43,387
Ampol Ltd.		1,905	38,488
BP PLC		17,940	114,179
ORLEN SA		1,680	51,288
Shell PLC		7,700	295,223
TotalEnergies SE		2,870	208,785
Var Energi ASA		11,095	40,304
Woodside Energy Group Ltd.		2,640	46,921
			838,575

Pharmaceuticals - 7.8%
AstraZeneca PLC		1,855	346,191
Bayer AG		1,440	76,336
Chugai Pharmaceutical Co. Ltd.		1,000	57,053
Daiichi Sankyo Co. Ltd.		2,500	45,961
GSK PLC		5,490	141,369
Novartis AG		2,460	366,165
Novo Nordisk AS - Class B		3,920	230,777
Ono Pharmaceutical Co. Ltd.		3,000	44,778
Roche Holding AG		100	46,231
Roche Holding AG		875	398,497
Sanofi SA		1,410	132,851
Sino Biopharmaceutical Ltd.		45,000	38,260
Teva Pharmaceutical Industries Ltd. (b)		1,600	52,291
UCB SA		200	60,768
			2,037,528

Private Equity - 0.7%
3i Group PLC		1,340	61,619
CVC Capital Partners PLC (a)		2,405	42,716
EQT AB		1,090	41,619
ICG PLC		1,510	37,609
			183,563

Real Estate - 1.2%
Big Shopping Centers Ltd.		165	39,926
Castellum AB		3,400	42,288
Nomura Real Estate Holdings, Inc.		7,000	46,558
Sumitomo Realty & Development Co. Ltd.		2,000	55,685
Swire Properties Ltd.		14,000	42,521
Tokyu Fudosan Holdings Corp.		4,500	41,613
UOL Group Ltd.		6,000	51,253
			319,844

Retail - 2.5%
Cie Financiere Richemont SA		720	139,830
Industria de Diseno Textil SA		1,675	109,597
JB Hi-Fi Ltd.		605	34,394
Marui Group Co. Ltd.		2,000	39,232
McDonald's Holdings Co. Japan Ltd.		1,000	43,498
Pan Pacific International Holdings Corp.		6,500	38,593
Sundrug Co. Ltd.		1,500	40,062
USS Co. Ltd.		4,000	44,263
Wesfarmers Ltd.		1,965	114,752
Yamada Holdings Co. Ltd.		13,000	45,685
			649,906

Semiconductors - 5.1%
Advantest Corp.		1,000	165,338
ASM International NV		100	84,442
ASML Holding NV		465	672,457
Infineon Technologies AG		1,850	91,578
NXP Semiconductors NV		340	76,888
Renesas Electronics Corp.		3,000	50,097
Tokyo Electron Ltd.		500	133,897
Tower Semiconductor Ltd. (b)		375	51,134
			1,325,831

Software - 1.4%
Nebius Group NV (b)		435	37,058
SAP SE		1,260	255,663
Technology One Ltd.		1,700	30,000
Xero Ltd. (b)		510	33,495
			356,216

Telecommunications - 3.2%
Bezeq The Israeli Telecommunication Corp. Ltd.		19,185	49,558
Deutsche Telekom AG		4,725	158,347
HKT Trust & HKT Ltd.		30,000	44,944
KDDI Corp.		5,000	84,484
Nokia Oyj		8,400	54,203
NTT, Inc.		94,000	94,390
SoftBank Group Corp.		4,000	110,281
Tele2 AB - Class B		2,500	46,019
Telefonaktiebolaget LM Ericsson - Class B		4,770	52,085
Telia Co. AB		9,650	44,204
Telstra Group Ltd.		25,620	87,587
			826,102

Toys/Games/Hobbies - 0.4%
Nintendo Co. Ltd.		1,500	97,773

Transportation - 1.5%
Aurizon Holdings Ltd.		21,720	56,147
Central Japan Railway Co.		1,500	41,881
Deutsche Post AG		1,540	86,693
DSV AS		280	78,908
Kintetsu Group Holdings Co. Ltd.		2,500	51,974
MTR Corp. Ltd.		10,000	44,278
Tobu Railway Co. Ltd.		2,500	44,195
			404,076
TOTAL COMMON STOCKS (Cost $24,073,359)			25,597,444

REAL ESTATE INVESTMENT TRUSTS - 1.0%		Shares	Value
REITS - 1.0%
GPT Group		10,775	39,931
Japan Metropolitan Fund Invest		60	47,336
Japan Real Estate Investment Corp.		60	48,541
Mapletree Industrial Trust		25,000	41,568
Mapletree Logistics Trust		39,000	41,489
Warehouses De Pauw CVA		1,480	42,081
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $255,739)			260,946

PURCHASED OPTIONS - 1.0% (b)	Notional Amount	Contracts	Value
Put Options - 1.0%
iShares MSCI EAFE ETF (c)(d)
Expiration: 03/31/2026; Exercise Price: $83.00	6,588,396	654	11,765
Expiration: 06/30/2026; Exercise Price: $83.00	6,588,396	654	44,616
Expiration: 09/30/2026; Exercise Price: $83.00	6,588,396	654	73,261
Expiration: 12/31/2026; Exercise Price: $86.50	6,588,396	654	125,117
TOTAL PURCHASED OPTIONS (Cost $328,914)			254,759

TOTAL INVESTMENTS - 99.6% (Cost $24,658,012)			26,113,149
Money Market Deposit Account - 0.5% (e)			136,376
Liabilities in Excess of Other Assets - (0.1)%			(35,589)
TOTAL NET ASSETS - 100.0%			$26,213,936

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2026, the value of these securities total $309,063 or 1.2% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2026 was 3.45%.

Innovator International Developed Managed Floor ETF
Schedule of Written Options
January 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.3)%	Notional Amount	Contracts	Value
Call Options - (0.3)%
iShares MSCI EAFE ETF (a)(b)
Expiration: 02/06/2026; Exercise Price: $102.00	$(12,572,352)	(1,248)	$(35,156)
Expiration: 02/13/2026; Exercise Price: $103.00	(13,025,682)	(1,293)	(36,204)
TOTAL WRITTEN OPTIONS (Premiums received $58,102)			$(71,360)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Innovator International Developed Managed Floor ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$25,597,444	$–	$–	$25,597,444
Real Estate Investment Trusts	260,946	–	–	260,946
Purchased Options	–	254,759	–	254,759
Total Investments	$25,858,390	$254,759	$–	$26,113,149

Liabilities:
Investments:
Written Options	$–	$(71,360)	$–	$(71,360)
Total Investments	$–	$(71,360)	$–	$(71,360)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings as of January 31, 2026 (% of Net Assets)

Common Stocks	$25,597,444	97.6%
Real Estate Investment Trusts	260,946	1.0
Purchased Options	254,759	1.0
Written Options	(71,360)	(0.3)
Money Market Deposit Account	136,376	0.5
Other Assets in Excess of Other Assets	35,771	0.2
	$26,213,936	100.0%